Other operating (expenses) income (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other operating (expenses) income
Expense for legal provision	$ (157)	$ (234)
Loss on sale of assets	(27)	(40)
Impairment loss of current assets	(150)	(191)
Other income (expenses)	149	(85)
Other operating (expenses) income	$ (185)	$ (550)
Percentage of Receivables Impaired	99.00%